UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2003
Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
August 2, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 93
Form 13F Information Table Value Total: 1,029,851
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ----
A T M I Inc.                   COM              00207R101     8866 350850.000SH      SOLE                        350850.000
Abitibi-Consol                 COM              003924107     1960 280000.000SH      SOLE                        280000.000
Altria Group Inc               COM              02209S103    23411 534503.000SH      SOLE                        534503.000
American Woodmark Corp         COM              030506109    16549 369722.267SH      SOLE                        369722.267
Anadarko Petroleum Corp.       COM              032511107     8230 197085.000SH      SOLE                        197085.000
Arkansas Best Corp             COM              040790107    22647 824417.000SH      SOLE                        824417.000
Beazer Homes Inc.              COM              07556q105    26447 313350.768SH      SOLE                        313350.768
Berkshire Hathaway CL A        COM              084670108      375    5.000 SH       SOLE                             5.000
Black & Decker Corp            COM              091797100    16516 407300.000SH      SOLE                        407300.000
CAVCO INDS INC DEL COM         COM              149568107      826 38556.000SH       SOLE                         38556.000
Calpine Corp.                  COM              131347106    15279 3124526.000SH     SOLE                        3124526.000
Capital One Financial Corp.    COM              14040h105    41440 726510.000SH      SOLE                        726510.000
Cemex S A Ssponsor ADR New Rep COM              151290889    22402 897877.424SH      SOLE                        897877.424
Cendant                        COM              151313103    30559 1635025.000SH     SOLE                        1635025.000
Centex Corp                    COM              152312104    61431 788785.000SH      SOLE                        788785.000
Citigroup Inc.                 COM              172967101    31879 700492.030SH      SOLE                        700492.030
Citrix Sys Inc                 COM              177376100     8274 374750.000SH      SOLE                        374750.000
ConocoPhillips                 COM              20825C104     9014 164641.000SH      SOLE                        164641.000
Countrywide Financial Corp.    COM              222372104    45646 583109.582SH      SOLE                        583109.582
Cytyc Corp Com                 COM              232946103     1501 100000.000SH      SOLE                        100000.000
D&K Healthcare                 COM              232861104     7720 549100.000SH      SOLE                        549100.000
DEVON ENERGY CORP NEW COM      COM              25179M103    19408 402730.000SH      SOLE                        402730.000
DVI Inc                        COM              233343102        2 23000.000SH       SOLE                         23000.000
Denbury Res. Inc.              COM              247916208     2667 215800.000SH      SOLE                        215800.000
Dynamic Oil & Gas Inc.         COM              267906105      610 156500.000SH      SOLE                        156500.000
Dynegy Inc.                    COM              26816Q101     1872 520000.000SH      SOLE                        520000.000
EResearch                      COM              29481V108     3546 101800.000SH      SOLE                        101800.000
El Paso Corporation            COM              28336l109     5974 818322.000SH      SOLE                        818322.000
EnPro Industries Inc.          COM              29355X107     1255 130000.000SH      SOLE                        130000.000
Ethan Allen Interiors Inc      COM              297602104     1620 45000.000SH       SOLE                         45000.000
Exelon Corp.                   COM              30161N101     6611 104110.000SH      SOLE                        104110.000
Exxon Mobil Corp.              COM              30231G102      278 7601.000 SH       SOLE                          7601.000
Fannie Mae                     COM              313586109    37780 538177.000SH      SOLE                        538177.000
Fidelity National Financial    COM              316326107    44733 1488135.000SH     SOLE                        1488135.000
Furniture Brands Intl. Inc.    COM              360921100      214 8900.000 SH       SOLE                          8900.000
Gabelli Asset Management       COM              36239Y102     4453 124860.000SH      SOLE                        124860.000
General Cable Corp             COM              369300108     1003 126000.000SH      SOLE                        126000.000
General Electric               COM              369604103      975 32694.000SH       SOLE                         32694.000
GlobalSantaFe Corp             COM              G3930E101      416 17357.000SH       SOLE                         17357.000
Goodrich Corp.                 COM              382388106    12248 505270.000SH      SOLE                        505270.000
Graco Inc.                     COM              384109104     6186 164741.000SH      SOLE                        164741.000
Harley Davidson Inc.           COM              412822108    10369 215121.000SH      SOLE                        215121.000
Houston Exploration            COM              442120101    11135 317250.000SH      SOLE                        317250.000
Intel Corp                     COM              458140100      749 27214.000SH       SOLE                         27214.000
International Business Machine COM              459200101    13190 149331.268SH      SOLE                        149331.268
JLG Industries Inc.            COM              466210101     1705 147961.801SH      SOLE                        147961.801
LEAR CORP COM                  COM              521865105     5917 112400.000SH      SOLE                        112400.000
LENNAR CORP CL A               COM              526057104      243 3120.000 SH       SOLE                          3120.000
Lamson & Sessions              COM              513696104     2639 478000.000SH      SOLE                        478000.000
Masco Corp                     COM              574599106     3242 132415.000SH      SOLE                        132415.000
Mastec Inc.                    COM              576323109     7445 767520.000SH      SOLE                        767520.000
Merck & Company                COM              589331107      490 9686.000 SH       SOLE                          9686.000
Meritage Corp.                 COM              59001A102    26372 558130.000SH      SOLE                        558130.000
Merrill Lynch                  COM              590188108    13630 254620.000SH      SOLE                        254620.000
Metris Companies               COM              591598107     1030 250000.000SH      SOLE                        250000.000
Microsoft Corp                 COM              594918104      231 8326.000 SH       SOLE                          8326.000
Mohawk Industries, Inc.        COM              608190104    36749 515264.000SH      SOLE                        515264.000
Monaco Coach                   COM              60886R103     3587 216750.000SH      SOLE                        216750.000
Morgan Stanley                 COM              617446448     8504 168520.000SH      SOLE                        168520.000
NVR Inc.                       COM              62944t105    60566 129830.000SH      SOLE                        129830.000
Nabors Industries LTD New (Ber COM              G6359F103    20115 539860.000SH      SOLE                        539860.000
National RV Holdings           COM              637277104     2608 299736.000SH      SOLE                        299736.000
Novogen LTD                    COM              67010F103     1501 80000.000SH       SOLE                         80000.000
Orthodontic Centers of America COM              68750p103     7642 969790.000SH      SOLE                        969790.000
PNC Financial                  COM              693475105      472 9910.000 SH       SOLE                          9910.000
PPL CORP COM                   COM              69351T106    12285 300000.000SH      SOLE                        300000.000
Patterson Energy Inc.          COM              703481101    18858 696640.000SH      SOLE                        696640.000
Photon Dynamics Inc.           COM              719364101     7993 274200.000SH      SOLE                        274200.000
Polaris Industries, Inc.       COM              731068102    20833 280955.000SH      SOLE                        280955.000
Pulte Homes, Inc.              COM              745867101     4136 60815.000SH       SOLE                         60815.000
R G Barry Corp                 COM              068798107     1675 322200.000SH      SOLE                        322200.000
Readers Digest Assoc.          COM              755267101     3142 224600.000SH      SOLE                        224600.000
Rush Enterprises CLA           COM              781846209     1946 282005.000SH      SOLE                        282005.000
Rush Enterprises CLB           COM              781846308     1889 282005.000SH      SOLE                        282005.000
Salton                         COM              795757103     1337 134400.000SH      SOLE                        134400.000
Sovereign Bancorp Inc.         COM              845905108     1299 70000.000SH       SOLE                         70000.000
Stanley Furniture Inc New      COM              854305208    13494 442285.000SH      SOLE                        442285.000
Superconductor Technologies In COM              867931107     1719 446620.000SH      SOLE                        446620.000
Superior Industries Intl Inc   COM              868168105    18305 451430.000SH      SOLE                        451430.000
Supervalu Inc.                 COM              868536103     4927 206500.000SH      SOLE                        206500.000
Telefonos De Mexico            COM              879403780      381 12460.000SH       SOLE                         12460.000
Tenet Healthcare Corp.         COM              88033G100     2905 200600.000SH      SOLE                        200600.000
Terex Corp Del                 COM              880779103     2408 129950.000SH      SOLE                        129950.000
Texas Industries Inc.          COM              882491103     5924 240825.451SH      SOLE                        240825.451
Thor Industries Inc.           COM              885160101    15498 286900.000SH      SOLE                        286900.000
Toll Brothers Inc.             COM              889478103     1819 59800.000SH       SOLE                         59800.000
Travelers Property Casualty CL COM              89420g109      316 19873.000SH       SOLE                         19873.000
Travelers Property Casualty CL COM              89420g406      648 40832.000SH       SOLE                         40832.000
Tyco International LTD         COM              902124106    32000 1566330.000SH     SOLE                        1566330.000
Washington Mutual Inc.         COM              939322103    17324 440037.000SH      SOLE                        440037.000
Whirlpool Corp                 COM              963320106    21582 318465.000SH      SOLE                        318465.000
Wilsons Leather                COM              972463103      739 92500.000SH       SOLE                         92500.000
Winnebago Inds. Inc.           COM              974637100    21515 482625.000SH      SOLE                        482625.000